SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

T (203) 708-2300

May 4, 2017

VIA EDGARLINK

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	State Street Institutional Funds
File Nos. 333-29337; 811-08257

Ladies and Gentlemen:

On behalf of State Street Institutional Funds (the “Trust”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the definitive form of Prospectus for the Investment Class shares of the State Street Institutional Small-Cap Equity Fund, State Street Institutional International Equity Fund and State Street Institutional Strategic Investment Fund (each, a “Fund” and, collectively, the “Funds”), dated April 30, 2017, being used in connection with the offering of shares of beneficial interests in the Investment Class of each Fund and otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the form of Prospectus contained in Post-Effective Amendment No. 45 for the Trust filed with the Securities and Exchange Commission on April 28, 2017 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (617) 662-4026.

Sincerely,

/s/ Jesse Hallee
Jesse Hallee
Secretary